RELATED PARTY TRANSACTIONS - Accounts payable to affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Total payables	$ 66.5	$ 41.5
Parent
RELATED PARTY TRANSACTIONS
Accounts payable	21.1	11.1
Interest payable	5.0	5.0
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts payable	$ 40.4	$ 25.4